Average Annual Total Returns - FidelityBlueChipGrowthFund-KPRO - FidelityBlueChipGrowthFund-KPRO - Fidelity Blue Chip Growth Fund	Sep. 28, 2024
Fidelity Blue Chip Growth Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	55.76%
Past 5 years	20.64%
Past 10 years	15.90%
RS004
Average Annual Return:
Past 1 year	42.68%
Past 5 years	19.50%
Past 10 years	14.86%
RS001
Average Annual Return:
Past 1 year	26.53%
Past 5 years	15.52%
Past 10 years	11.80%